Pledged Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Financial Instruments Owned and Pledged as Collateral [Line Items]
Investment securities pledged as collateral for acting as a collection agent for public funds	¥ 21,985,614
Cash collateral paid for derivative transactions included in other assets	1,056,992	1,573,698
Cash collateral received for derivative transactions included in other liabilities	¥ 345,058	¥ 366,544